Share-Based Compensation - Schedule of Total Return (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lock-out period of transferability or liquidity (years)	1 year
Equity based compensation						$ 2,345,000	$ 0	$ 0
Multi-Year Outperformance Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				30 days		30 days
Equity based compensation		$ (18,000)	$ 500,000	$ 900,000	$ 500,000	$ 2,200,000	$ 0
Multi-Year Outperformance Plan | Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Share Based Compensation Arrangement By Share Based Payment Award, Absolute Component, Base Percent	4.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, Base Percent	4.00%
Share Based Compensation Arrangement By Share Based Payment Award, Absolute Component of Total Return, Percent	21.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 100% of Cumulative Total Return, Percent	18.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50% of Cumulative Total Return, Percent	0.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 0% of Cumulative Total Return, Percent	0.00%
Multi-Year Outperformance Plan | Performance Period | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50%-100% of Cumulative Total Return, Percent	0.00%
Multi-Year Outperformance Plan | Performance Period | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50%-100% of Cumulative Total Return, Percent	18.00%
Multi-Year Outperformance Plan | Annual Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Share Based Compensation Arrangement By Share Based Payment Award, Absolute Component, Base Percent	4.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, Base Percent	4.00%
Share Based Compensation Arrangement By Share Based Payment Award, Absolute Component of Total Return, Percent	7.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 100% of Cumulative Total Return, Percent	6.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50% of Cumulative Total Return, Percent	0.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 0% of Cumulative Total Return, Percent	0.00%
Multi-Year Outperformance Plan | Annual Period | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50%-100% of Cumulative Total Return, Percent	0.00%
Multi-Year Outperformance Plan | Annual Period | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50%-100% of Cumulative Total Return, Percent	6.00%
Multi-Year Outperformance Plan | Interim Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Share Based Compensation Arrangement By Share Based Payment Award, Absolute Component, Base Percent	4.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, Base Percent	4.00%
Share Based Compensation Arrangement By Share Based Payment Award, Absolute Component of Total Return, Percent	14.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 100% of Cumulative Total Return, Percent	12.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50% of Cumulative Total Return, Percent	0.00%
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 0% of Cumulative Total Return, Percent	0.00%
Multi-Year Outperformance Plan | Interim Period | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50%-100% of Cumulative Total Return, Percent	0.00%
Multi-Year Outperformance Plan | Interim Period | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Relative Component, 50%-100% of Cumulative Total Return, Percent	12.00%